CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Members' Equity (Deficit)	Accumulated Other Comprehensive Income (Loss)
Balance at the beginning of the period at Dec. 31, 2014	$ (102,303)	$ (102,327)	$ 24
Statement of Stockholders'/Members' Equity
Member distributions prior to IPO	(12,232)	(12,232)
Net income prior to IPO and reorganization	21,224	21,224
Other comprehensive income (loss)	(215)		(215)
Stock-based compensation	359	359
Balance at the end of the period at Dec. 31, 2015	(93,167)	(92,976)	(191)
Statement of Stockholders'/Members' Equity
Member distributions prior to IPO	(2,055)	(2,055)
Net income prior to IPO and reorganization	(8,176)	(8,176)
Other comprehensive income (loss)	(284)		(284)
Stock-based compensation	361	361
Balance at the end of the period at Dec. 31, 2016	(103,321)	(102,846)	(475)
Statement of Stockholders'/Members' Equity
Net income prior to IPO and reorganization	66,547	66,547
Other comprehensive income (loss)	557		557
Balance at the end of the period at Dec. 31, 2017	(36,217)	(36,299)	82
Statement of Stockholders'/Members' Equity
Member distributions prior to IPO	(26,000)	(26,000)
Net income prior to IPO and reorganization	13,648	$ 13,648
Other comprehensive income (loss)	239		239
Stock-based compensation	834
Balance at the end of the period at Mar. 31, 2018	$ 227,311		$ 321